Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Summary of Inventories

	March 31, 2013	March 31, 2012
	US$	US$
Raw materials	2,791,811	2,716,414
Work in progress	878,718	780,588
Finished goods	1,721,803	1,877,190

	5,392,332	5,374,192